Consolidated Statement of Operations - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 5,748.1	$ 5,888.3	$ 6,633.2
Cost of sales	5,310.5	5,503.6	6,202.7
Gross profit	437.6	384.7	430.5
Selling, general and administrative expenses (SG&A)	230.7	227.3	219.0
Research and development	29.9	28.4	28.8
Amortization of intangible assets	25.6	29.6	15.4
Other charges (recoveries)	23.5	(49.9)	61.0
Earnings from operations	127.9	149.3	106.3
Finance costs	37.7	49.5	24.4
Earnings before income taxes	90.2	99.8	81.9
Income tax expense (recovery)
Current	32.9	22.8	39.7
Deferred	(3.3)	6.7	(56.7)
Income tax expense (recovery)	29.6	29.5	(17.0)
Net earnings	$ 60.6	$ 70.3	$ 98.9
Basic earnings per share (in dollars per share)	$ 0.47	$ 0.54	$ 0.71
Diluted earnings per share (in dollars per share)	$ 0.47	$ 0.53	$ 0.70
Shares used in computing per share amounts (in millions):
Basic (in shares)	129.1	131.0	139.4
Diluted (in shares)	129.1	131.8	140.6